INTANGIBLE ASSETS (Details narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net carrying amount	$ 3,090,000	$ 3,254,000
Administrative expenses	6,308,000	4,285,000	$ 5,339,000
Land Use Right [Member]
Selling expenses	0	127,000	0
Administrative expenses	0	127,000	0
Cost of sales	$ 0	$ 132,000	$ 0
Rights description	The land use rights are not transferable and have remaining tenures of 22 years to 34 years (2024: 23 years to 35 years)
Software
Amortization period	5 years